Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following at December 31:

	2025	2024

Machinery and Equipment	$34,541,704	$34,430,556
Building and Leasehold Improvements	5,483,616	5,483,616
Land	130,000	130,000
Office Furniture and Equipment	2,295,748	2,295,749
Tooling	169,307	163,381
Vehicles	24,059	24,059
	42,644,434	42,527,361
Less: Accumulated Depreciation	33,471,731	30,858,502

Property and Equipment, Net	$9,172,703	$11,668,859